Summarised financial information of subsidiaries with material non-controlling interests	12 Months Ended
Dec. 31, 2023
Summarised financial information of subsidiaries with material non-controlling interests
Summarised financial information of subsidiaries with material non-controlling interests

33Summarised financial information of subsidiaries with material non-controlling interests

Set out below is the summarised financial information for each subsidiary that has non-controlling interests that are material to the Group.

As at 31 December 2021, 2022 and 2023, the non-controlling interests attributable to these entities accounted for 21%, 40% and40% of the total non-controlling interests for the respective year end.

Summarised balance sheets

	Huizhou Pengai			Shanghai Pengai
	2021	2022	2023	2021	2022	2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	17,024	23,004	33,060	13,772	14,761	20,587
- Liabilities	(15,541)	(17,145)	(23,017)	(46,764)	(50,260)	(56,395)
Total current net assets/(liabilities)	1,483	5,859	10,043	(32,992)	(35,499)	(35,808)
Non‑current
- Assets	3,868	5,466	8,958	40,871	41,102	46,180
- Liabilities	(733)	(3,495)	(9,167)	(29,040)	(29,174)	(39,215)
Total non‑current net assets	3,135	1,971	(209)	11,831	11,928	6,965
Net assets/(liabilities)	4,618	7,830	9,834	(21,161)	(23,571)	(28,843)

	Xiuqi Pengai			Haikou Pengai
	2021	2022	2023	2021	2022	2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	10,252	8,773	19,509	4,546	4,510	5,339
- Liabilities	(33,393)	(32,844)	(46,968)	(23,484)	(22,396)	(25,022)
Total current net liabilities	(23,141)	(24,071)	(27,459)	(18,938)	(17,886)	(19,683)
Non‑current
- Assets	26,429	30,261	36,573	18,964	15,295	12,256
- Liabilities	—	—	(4,631)	(5,808)	(5,450)	(4,640)
Total non‑current net assets	26,429	30,261	31,942	13,156	9,845	7,616
Net assets/(liabilities)	3,288	6,190	4,483	(5,782)	(8,041)	(12,067)

33Summarised financial information of subsidiaries with material non-controlling interests (Continued)

Summarised balance sheets (Continued)

	Yantai Pengai
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Current
- Assets	3,753	2,909	3,441
- Liabilities	(31,845)	(25,394)	(31,624)
Total current net liabilities	(28,092)	(22,485)	(28,183)
Non-current
- Assets	33,234	28,832	29,119
- Liabilities	(17,086)	(16,778)	(17,088)
Total non-current net assets	16,148	12,054	12,031
Net assets/(liabilities)	(11,944)	(10,431)	(16,152)

Summarised statements of comprehensive income

	Huizhou Pengai			Shanghai Pengai
	2021	2022	2023	2021	2022	2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	21,561	32,679	36,952	21,674	41,585	44,422
(Loss)/profit before income tax	(8,222)	4,261	6,252	(25,217)	(3,213)	(7,031)
Income tax (expense)/credit	297	1,049	(1,563)	1,347	(803)	1,758
(Loss)/profit and total comprehensive (loss)/income for the year	(7,925)	3,212	4,689	(23,870)	(2,410)	(5,273)
Total comprehensive (loss)/income allocated to non‑controlling interests	(2,734)	1,044	1,524	(4,737)	(482)	(1,055)
Dividend paid to non‑controlling interests	1,116	—	2,685	—	—	—

	Xiuqi Pengai			Haikou Pengai
	2021	2022	2023	2021	2022	2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	28,251	37,106	51,431	24,134	30,474	32,421
(Loss)/Profit before income tax	(19,411)	3,871	(2,776)	(10,966)	(2,946)	(5,369)
Income tax (expense)/credit	2,586	968	1,068	(84)	(688)	1,342
(Loss)/Profit and total comprehensive (loss)/income for the year	(16,825)	2,903	(1,708)	(11,050)	(2,258)	(4,027)
Total comprehensive (loss)/income allocated to non‑controlling interests	(1,851)	174	(102)	(1,436)	(294)	(523)

	Yantai Pengai
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Revenue	15,295	36,763	28,874
(Loss)/profit before income tax	(21,773)	2,018	(8,099)
Income tax (expense)/credit	1,795	505	2,378
(Loss)/profit and total comprehensive income/(loss) for the year	(19,978)	1,513	(5,721)
Total comprehensive (loss)/income allocated to non-controlling interests	(2,198)	166	(286)

33Summarised financial information of subsidiaries with material non-controlling interests (Continued)

Summarised statements of cash flows

	Huizhou Pengai			Shanghai Pengai
	2021	2022	2023	2021	2022	2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from operations	1,217	(1,905)	(1,127)	2,587	(11,224)	(1,110)
Income tax paid	(211)	(136)	—	(27)	—	—
Net cash generated from/(used in) operating activities	1,006	(2,041)	(1,127)	2,560	(11,224)	(1,110)
Net cash used in investing activities	(589)	(68)	(2,955)	(2,437)	(20)	(715)
Net cash used in financing activities	(18)	2,520	6,344	—	10,783	2,380
Net (decrease)/increase in cash and cash equivalents	399	411	2,262	123	(461)	555
Cash and cash equivalents at beginning of the year	296	695	1,106	461	584	123
Cash and cash equivalents at end of the year	695	1,106	3,368	584	123	678

	Xiuqi Pengai			Haikou Pengai
	2021	2022	2023	2021	2022	2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	(1,419)	(81)	(3,492)	2,162	779	1,771
Income tax paid	—	—	—	(8)	(50)	(20)
Net cash generated from/(used in) operating activities	(1,419)	(81)	(3,492)	2,154	729	1,751
Net cash used in investing activities	(767)	(13)	(997)	(1,300)	(594)	(30)
Net cash (used in)/generated from financing activities	2,880	(505)	8,817	(100)	(586)	—
Net (decrease)/increase in cash and cash equivalents	694	(599)	4,328	754	(451)	1,721
Cash and cash equivalents at beginning of the year	9	703	104	222	976	525
Cash and cash equivalents at end of the year	703	104	4,432	976	525	2,246

33Summarised financial information of subsidiaries with material non-controlling interests (Continued)

Summarised statements of cash flows (Continued)

	Yantai Pengai Jiayan
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from operations	47	58	1,691
Income tax paid	—	—	—
Net cash generated from operating activities	47	58	1,691
Net cash used in investing activities	—	(115)	(421)
Net cash used in financing activities	—	(163)	—
Net increase/ (decrease) in cash and cash equivalents	47	(220)	1,270
Cash and cash equivalents at beginning of the year	514	561	341
Cash and cash equivalents at end of the year	561	341	1,611